Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 05, 2012 New Dawn [Member]	Dec. 31, 2012 New Dawn [Member]	Jun. 30, 2008 New Dawn [Member]
Significant Of Accounting Policies [Line Items]
Fair value approaches weight allocated	50.00%
Ownership interest purchased		$ 8,744,000	$ 8,744,000
Equity method ownership percentage			100.00%		74.90%
Percentage of ownership interest acquired			100.00%
Redeemable noncontrolling interest, acquisition				$ 8,700,000